Related Party Transactions and Balances - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Aug. 31, 2014 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
License agreement, term	5 years
License agreements, expected payment		¥ 20,200,000				$ 3,100,000
Chief Executive Officer
Related Party Transaction [Line Items]
Amount due to related party		75,200,000		¥ 25,200,000		11,600,000
Loan from related party		73,900,000		60,000,000		11,400,000
Minimum
Related Party Transaction [Line Items]
License agreements, expected payment	$ 160,000,000
Shanghai Jiucheng Advertisement Co., Ltd. ("Shanghai Jiucheng Advertisement")
Related Party Transaction [Line Items]
Revenue from related party		100,000	$ 10,000	4,500,000
ZTE9 network technology Co., Ltd., Wuxi ("ZTE9")
Related Party Transaction [Line Items]
Net royalty paid		7,100,000	1,100,000	13,000,000
Funds to related party		4,000,000	$ 600,000	2,800,000
Revenue from related party | ¥		¥ 0		500,000
Interest-free loan due date		The loan was interest-free and due in December, 2017.	The loan was interest-free and due in December, 2017.
Amount due from related party		¥ 2,100,000		12,700,000		300,000
Amount due to related party		2,700,000		16,800,000		$ 400,000
System Link Corporation Limited ("System Link")
Related Party Transaction [Line Items]
Investment in joint venture, ownership percentage	50.00%
License Agreement
Related Party Transaction [Line Items]
Amount received for license agreement	$ 10,000,000
License Agreement | System Link Corporation Limited ("System Link")
Related Party Transaction [Line Items]
Revenue from related party		51,100,000	$ 7,900,000	13,600,000
Amount received for license agreement	$ 160,000,000				$ 10,000,000
Due to related party, non-current | ¥		¥ 0		¥ 54,100,000